Class I Prospectus | ALGER GLOBAL GROWTH FUND
Alger Global Growth Fund
INVESTMENT OBJECTIVE
Alger Global Growth Fund seeks long-term capital appreciation.
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no sales charges on purchases or redemptions. "Other Expenses" below are estimated assuming $20 million in net assets. If actual net assets are less, the actual expense ratio will be higher.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Class I Prospectus ALGER GLOBAL GROWTH FUND (CHINA US GROWTH FUND Class I)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class I Prospectus ALGER GLOBAL GROWTH FUND (CHINA US GROWTH FUND Class I)
Management Fees		0.80%
Distribution and/or Shareholder Servicing (12b-1) Fees		0.25%
Other Expenses		0.61%
Total Annual Fund Operating Expenses		1.66%
Expense Reimbursement	[1]	0.41%
Total Annual Fund Operating Expenses After Expense Reimbursement		1.25%
[1]	Fred Alger Management, Inc. has contractually agreed to reimburse Fund expenses (excluding interest, taxes, brokerage, and extraordinary expenses) through May 30, 2014 to the extent necessary to limit the total annual fund operating expenses of the Class I Shares of the Fund to 1.25% of the class's average daily net assets. This expense reimbursement cannot be terminated.

EXAMPLE

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:
Expense Example (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class I Prospectus ALGER GLOBAL GROWTH FUND (CHINA US GROWTH FUND Class I)	127	483	864	1,931

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 84.55% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities, including common stocks, American Depositary Receipts and Global Depositary Receipts, of global companies, which include both U.S. and foreign companies. Foreign companies are companies (i) that are organized under the laws of a foreign country; (ii) whose principal trading market is in a foreign country; or (iii) that have a majority of their assets, or that derive more than 50% of their revenue or profits from business, investments or sales, outside the United States. The Fund's foreign investments will include securities of companies in both developed and emerging market countries. The Fund may invest in companies of any market capitalization, from large, well-established companies to small, emerging growth companies.

The Fund will typically have significant exposure to issuers domiciled outside the U.S. Fred Alger Management, Inc. believes that exposure to issuers domiciled outside the U.S. can help provide diversification when seeking long-term growth of capital. The Fund may emphasize its exposure to foreign (including emerging market) securities if Fred Alger Management, Inc. believes that such securities have the potential to outperform U.S. securities. The Fund will allocate its assets among various regions and at least three different countries, including the U.S.

The Fund's benchmark is the Morgan Stanley Capital International (MSCI) All Country World Index (ACWI), which is a market capitalization weighted index designed to provide a broad measure of equity market performance throughout the world, including both developed and emerging markets.

The Fund can leverage, that is borrow money to purchase additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

The Fund can also invest in derivative instruments. The Fund currently expects that its primary use of derivatives will involve entering into forward currency contracts to hedge the Fund's foreign currency exposure when it holds, or proposes to hold, non-U.S. dollar denominated securities.

PRINCIPAL RISKS

As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

The Fund's performance will be influenced by political, social and economic factors affecting investments in foreign issuers, particularly emerging country issuers. Special risks associated with investments in emerging country issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. The securities of issuers located in emerging markets can be more volatile, and less liquid, than those of issuers in more mature economies.

A small investment in derivatives could have a potentially large impact on the Fund's performance. Forward currency contracts are subject to currency exchange rate risks and the risk of non-performance by the contract counterparty.

The following risks also apply:

•  investing in companies of all capitalizations involves the risk that smaller issuers in which the Fund invests may have limited product lines or financial resources, or lack management depth.

•  the risk that the cost of borrowing money to leverage will exceed the returns for the securities purchased or that the securities purchased may actually go down in value; thus, the Fund's net asset value could decrease more quickly than if it had not borrowed.

•  it may be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund owing to the potentially less frequent trading of stocks of smaller market capitalization.

•  the possibility that a focused investment strategy, one that targets a limited number of issuers, sectors, industries, or geographic regions, will be employed and thereby increase risk and volatility.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Class I Shares were not offered prior to May 31, 2013. Historical performance prior to May 31, 2013 is that of the Fund's Class A Shares. Performance in the bar chart does not reflect the effect of the sales charges imposed on Class A Shares of the Fund. If the bar chart reflected the applicable sales charges, returns would be lower than those shown. Previously, the Fund followed different investment strategies under the name "Alger China-U.S. Growth Fund." Performance prior to May 31, 2013 does not reflect the Fund's current investment strategies. Prior to May 31, 2013, the Fund compared its performance to the MSCI Zhong Hua Index and the S&P 500 Index. The Fund will compare its performance to the MSCI ACWI Index to reflect its new investment strategies. Remember that the Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

ANNUAL TOTAL RETURN FOR CLASS A SHARES as of December 31 (%)

Best Quarter: Q2 2009 27.22% Worst Quarter: Q4 2008 -28.59% The total return for Class A Shares for the three months ended March 31, 2013 was 3.32%.
AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2012
Average Annual Returns Class I Prospectus ALGER GLOBAL GROWTH FUND	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
ALGER CHINA-US GROWTH FUND Class A	7.88%	(5.73%)	8.67%
After Taxes on Distributions ALGER CHINA-US GROWTH FUND Class A	7.74%	(5.76%)	7.44%
After Taxes on Distributions and Sale of Fund Shares ALGER CHINA-US GROWTH FUND Class A	5.12%	(4.80%)	6.94%
MSCI ACWI (reflects no deductions for fees, expenses or taxes)	16.80%	(0.61%)	6.83%	Nov. 03, 2003
MSCI Zhong Hua Index (reflects no deductions for fees, expenses or taxes)	24.72%	(2.06%)	12.61%	Nov. 03, 2003
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	16.00%	1.66%	5.45%	Nov. 03, 2003

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A "return after taxes on distributions and sale of fund shares" may sometimes be higher than the other two return figures; this happens where there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.